VOYA PARTNERS, INC.

VY® Baron Growth Portfolio

(the “Portfolio”)

Supplement dated June 23, 2017

to the Portfolio’s Adviser Class, Initial Class,

Service Class and Service 2 Class Prospectus, and

Class R6 Prospectus, each dated May 1, 2017

(each a “Prospectus” and collectively “Prospectuses”)

Effective immediately, Neal Rosenberg is added as an assistant portfolio manager of the Portfolio. The Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Manager” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Ronald Baron	Neal Rosenberg
Portfolio Manager (since 05/02)	Assistant Portfolio Manager (since 01/17)

2.	The second and third paragraphs of the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Baron Growth Portfolio” of the Portfolio’s Prospectuses are deleted in their entirety and replaced with the following:

The portfolio managers for the Portfolio are senior members of the Sub-Adviser’s research team and are responsible for stock selection and overseeing portfolio structure of the Portfolio. Mr. Baron is the Lead Portfolio Manager of VY® Baron Growth Portfolio. Mr. Rosenberg is the Assistant Portfolio Manager of the Portfolio.

Ronald Baron, Founder, Chief Executive Officer, Chief Investment Officer, and Chairman of BAMCO, has been a portfolio manager since 1987 and has managed money for others since 1975.

Neal Rosenberg, Assistant Portfolio Manager, joined BAMCO in May of 2006. Prior to joining BAMCO, Mr. Rosenberg worked at JPMorgan Securities from 2004 to 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Baron Growth Portfolio

(the “Portfolio”)

Supplement dated June 23, 2017

to the Portfolio’s Adviser Class, Initial Class,

Class R6, Service Class and Service 2 Class

Statement of Additional Information (“SAI”) dated May 1, 2017

Effective immediately, Neal Rosenberg is added as an assistant portfolio manager of the Portfolio. The SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Baron Growth Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Neal Rosenberg	0	$0	2	$99,133,472	3	$127,506,941

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Neal Rosenberg	None

2.	The following paragraph is added at the end of the sub-section entitled “Portfolio Management – VY® Baron Growth Portfolio – Compensation:”

The compensation for Mr. Rosenberg includes a base salary and an annual bonus that is based, in part, on the amount of assets he manages, as well as his individual long-term investment performance, his overall contribution to the Firm and the Firm’s profitability.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE